PLEDGE OF ASSETS (Tables)	12 Months Ended
Dec. 31, 2019
PLEDGE OF ASSETS
Summary of pledged assets

	December 31,	December 31,
	2018	2019
Property, plant and equipment (Note 6)	4,168,239	4,946,338
Land use rights (Note 19)	328,116	—
Right-of-use assets (Note 19)	—	373,048
Intangible assets (Note 5)	772,597	757,269
Notes receivable (Note 13)	933,551	667,190
Investments in associates (Note 8)	535,610	538,787

	6,738,113	7,282,632